                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: The Webster Memorial Building
         36 Trumball Street
         Hartford, CT  06103-2404

Form 13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (860) 560-6200

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT        February 7, 2001
    _____________________    _______________     ______________
         [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     86

Form 13F Information Table Value Total:     $224,149
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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

                                                           13F Report

                                               PROSPECTOR PARTNERS, LLC (Hartford)


    ITEM 1          ITEM 2          ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------          ------        ------              ------          ------       ------          ------

                                                  FAIR
                    TITLE           CUSIP         MARKET    SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         NUMBER        VALUE     PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                  [X1000]
--------------     --------         ------        ------    -------  ------  -------- ----------- --------   ----   ------  ----

ACE LTD COM        COMMON STOCK      G0070K103      5559     131000    SH                SOLE               131000    0     0
AETNA US
 HEALTHCARE        COMMON STOCK      00817Y108      3349      81550    SH                SOLE                81550    0     0
AFFILIATED COMPUTER
 SERVICES I        COMMON STOCK      008190100       820      13500    SH                SOLE                13500    0     0
ALLEGHANY CORP DEL
 NEW COM           COMMON STOCK      017175100      6370      31000    SH                SOLE                31000    0     0
ALLSTATE CORP COM  COMMON STOCK      020002101      2875      66000    SH                SOLE                66000    0     0
AMBAC FINANCIAL
 GROUP INC         COMMON STOCK      023139108      8629     147974    SH                SOLE               147974    0     0
AMERICAN FINICAL
 HOLDINGS          COMMON STOCK      026075101       229      11093    SH                SOLE                11093    0     0
AMERICAN GEN
 CORP COM          COMMON STOCK      026351106      4442      54500    SH                SOLE                54500    0     0
AMERICAN PHYSICIANS
 CAPITAL           COMMON STOCK      028884104       398      24000    SH                SOLE                24000    0     0
AON CORP           COMMON STOCK      037389103     18426     538000    SH                SOLE               538000    0     0
ARDEN RLTY GROUP
 INC COM REIT      COMMON STOCK      039793104       503      20000    SH                SOLE                20000    0     0
BERKLEY W R CORP
 COM               COMMON STOCK      084423102      7366     156100    SH                SOLE               156100    0     0
BERKSHIRE HATHAWAY
 CL A INC DE       COMMON STOCK      084670108      2698         38    SH                SOLE                   38    0     0
BERKSHIRE HATHAWAY
 INC CLASS B       COMMON STOCK      084670207      7261       3084    SH                SOLE                 3084    0     0
BISYS GROUP INC
 COM               COMMON STOCK      055472104       264       5060    SH                SOLE                 5060    0     0
BOSTON PROPERTIES
 INC               COMMON STOCK      101121101       696      16000    SH                SOLE                16000    0     0
BROWN & BROWN INC
 COM STK           COMMON STOCK      115236101      5490     156850    SH                SOLE               156850    0     0





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

CARNIVAL CORP COM
 STK               COMMON STOCK      143658102      1186      38500    SH                SOLE                38500    0     0
CHASE MANHATTAN
 CORP COM NEW      OPTIONS - CALLS   16161A2AJ      1181      26000    SH     CALL       SOLE                26000    0     0
CLARK/BARDES
 HOLDING INC COM   COMMON STOCK      180668105      2680     264700    SH                SOLE               264700    0     0
CONCORD EFS INC
 COM               COMMON STOCK      206197105      4327      98500    SH                SOLE                98500    0     0
CT BANCSHARES COM
 STK               COMMON STOCK      207540105       493      27000    SH                SOLE                27000    0     0
DATA BROADCASTING
 CORP              COMMON STOCK      237596101       438     125100    SH                SOLE               125100    0     0
DIME BANCORP INC
 NEW, COM          COMMON STOCK      25429Q102      3864     130700    SH                SOLE               130700    0     0
DIME BANCORP INC
 WARRANTS          WARRANTS          25429Q110        32     130700    SH                SOLE               130700    0     0
DUKE RLTY INVTS
 INC COM NEW       COMMON STOCK      264411505       557      22600    SH                SOLE                22600    0     0
E*TRADE GROUP INC
 COM               COMMON STOCK      269246104       892     121000    SH                SOLE               121000    0     0
EQUITY OFFICE
 PROPERTIES TRUST  REITS/RICS        294741103       653      20000    SH                SOLE                20000    0     0
EQUITY RESIDENTIAL
 PPTYS TR          REITS/RICS        29476L107       664      12000    SH                SOLE                12000    0     0
EVEREST RE GROUP
 LTD COM STK       COMMON STOCK      G3223R108      2998      41850    SH                SOLE                41850    0     0
FIDELITY NATL FINL
 INC COM           COMMON STOCK      316326107      2457      66520    SH                SOLE                66520    0     0
FIRST DATA CORP
 COM               COMMON STOCK      319963104      7418     140760    SH                SOLE               140760    0     0
FIRST INVS FINL
 SVCS GROUP IN     COMMON STOCK      32058A101       775     200000    SH                SOLE               200000    0     0
FIRST UNION CORP
 COM               OPTIONS - CALLS   3373583AF      2364      85000    SH     CALL       SOLE                85000    0     0
FIRST UNION CORP
 COM               OPTIONS - CALLS   3373583AG       362      13000    SH     CALL       SOLE                13000    0     0
FIRST UNION CORP
 COM               OPTIONS - CALLS   337358EAE      1530      55000    SH     CALL       SOLE                55000    0     0
GALLAGHER ARTHUR
 J & CO COM        COMMON STOCK      363576109       428       6720    SH                SOLE                 6720    0     0
HCC INS HLDGS INC
 COM               COMMON STOCK      404132102      6910     256540    SH                SOLE               256540    0     0
HELLER FINANCIAL
 INC               COMMON STOCK      423328103       546      17800    SH                SOLE                17800    0     0
HILB, ROGAL &
 HAMILTON CO       COMMON STOCK      431294107       350       8775    SH                SOLE                 8775    0     0
HOSPITALITY PPTYS
 TR COM SH B       COMMON STOCK      44106M102       611      27000    SH                SOLE                27000    0     0





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

HUNTINGTON
 BANCSHARES INC    COMMON STOCK      446150104      3465     214000    SH                SOLE               214000    0     0
IMS HEALTH INC COM
 STK               COMMON STOCK      449934108      1080      40000    SH                SOLE                40000    0     0
INTL SPEEDWAY CORP
 CL A COM          COMMON STOCK      460335201       999      26300    SH                SOLE                26300    0     0
INTUIT INC COM     COMMON STOCK      461202103      2476      62793    SH                SOLE                62793    0     0
J HANCOCK FINL
 COM STK           COMMON STOCK      41014S106      9817     260900    SH                SOLE               260900    0     0
JEFFERSON PILOT
 CORP COM          COMMON STOCK      475070108      5509      73700    SH                SOLE                73700    0     0
LAFARGE CORP COM   COMMON STOCK      505862102       981      41500    SH                SOLE                41500    0     0
LEUCADIA NATL
 CORP COM          COMMON STOCK      527288104      2569      72500    SH                SOLE                72500    0     0
LIBERTY FINL CO
 INC COM           COMMON STOCK      530512102       370       8300    SH                SOLE                 8300    0     0
LONDON PACIFIC
 GROUP LTD ADR     ADRS STOCKS       542073101      1935     255800    SH                SOLE               255800    0     0
MACK-CALI REALTY
 CORP REIT         REITS/RICS        554489104       571      20000    SH                SOLE                20000    0     0
MARSH & MCLENNAN
 COS INC COM       COMMON STOCK      571748102      3423      29259    SH                SOLE                29259    0     0
MILLICOM INTL
 CELLULAR S A COM  COMMON STOCK      L6388F102      1415      61500    SH                SOLE                61500    0     0
MORGAN J P & CO
 INC COM MERG      COMMON STOCK      616880100      4414      26675    SH                SOLE                26675    0     0
MORGAN STANLEY
 DEAN WITTER & C   COMMON STOCK      617446448      4121      52000    SH                SOLE                52000    0     0
NASDAQ-100 SHARES
 COM               DEPOSITORY RECEI  631100104      3269      56000    SH                SOLE                56000    0     0
NEUBERGER BERMAN
 INC COM STK       COMMON STOCK      641234109      1304      16100    SH                SOLE                16100    0     0
NOVA CORP GA COM   COMMON STOCK      669784100      1595      80000    SH                SOLE                80000    0     0
PARTNERRE LIMITED
 BERMUDA           COMMON STOCK      G6852T105       756      12400    SH                SOLE                12400    0     0
PNC FINANCIAL
 SERVICES GRP      COMMON STOCK      693475105      4311      59000    SH                SOLE                59000    0     0
PORT FINANCIAL
 CORP COM STK      COMMON STOCK      734119100       876      49500    SH                SOLE                49500    0     0
PRESIDENTIAL LIFE
 CORP COM          COMMON STOCK      740884101      2190     146600    SH                SOLE               146600    0     0
PROGRESSIVE CORP   COMMON STOCK      743315103      1167      11250    SH                SOLE                11250    0     0
PROTECTIVE LIFE
 CORP COM          COMMON STOCK      743674103      1264      39200    SH                SOLE                39200    0     0
PROVIDENT FINANCIAL
 HLDGS INC         COMMON STOCK      743868101       630      31120    SH                SOLE                31120    0     0
PXRE GROUP LTD
 COM STK           COMMON STOCK      G73018106      1583      93800    SH                SOLE                93800    0     0





                                6




RENAISSANCE RE
 HLDGS LTD COM     COMMON STOCK      G7496G103      8420     107520    SH                SOLE               107520    0     0
RESOURCE AMER INC
 CL A COM NEW      COMMON STOCK      761195205       345      30000    SH                SOLE                30000    0     0
SCOTTISH ANNUITY
 AND LIFE HOLD     COMMON STOCK      G7885T104       303      25300    SH                SOLE                25300    0     0
SELECTICA INC
 COM STK           COMMON STOCK      816288104       290      12000    SH                SOLE                12000    0     0
STATE STREET
 CORP COM          COMMON STOCK      857477103      2521      20300    SH                SOLE                20300    0     0
TRENWICK GROUP LTD COMMON STOCK      G9032C109       631      25450    SH                SOLE                25450    0     0
U.S. BANCORP COM   COMMON STOCK      902973106      3363     115200    SH                SOLE               115200    0     0
U.S. BANCORP COM   OPTIONS - CALLS   9029731AD       438      15000    SH     CALL       SOLE                15000    0     0
U.S. BANCORP COM   OPTIONS - CALLS   9029733AD       438      15000    SH     CALL       SOLE                15000    0     0
UICI INC COM       COMMON STOCK      902737105      2286     385000    SH                SOLE               385000    0     0
UNIONBANCAL CORP
 COM STK           COMMON STOCK      908906100      5462     227000    SH                SOLE               227000    0     0
UNUMPROVIDENT CORP
 COM               COMMON STOCK      91529Y106      1801      67000    SH                SOLE                67000    0     0
WADDELL & REED FIN
 CL B              COMMON STOCK      930059209       375      10000    SH                SOLE                10000    0     0
WADDELL & REED
 FINANCIAL INC     COMMON STOCK      930059100      5744     152638    SH                SOLE               152638    0     0
WASHINGTON MUT
 INC COM           OPTIONS - CALLS   9393225AF      2653      50000    SH     CALL       SOLE                50000    0     0
WASHINGTON POST
 CO.               COMMON STOCK      939640108      1851       3000    SH                SOLE                 3000    0     0
WESCO FINANCIAL
 CORP              COMMON STOCK      950817106       645       2286    SH                SOLE                 2286    0     0
XL CAPITAL LTD
 CL-A COM STK      COMMON STOCK      G98255105      5027      57536    SH                SOLE                57536    0     0
ZENITH NATL INS
 CORP              COMMON STOCK      989390109       375      12760    SH                SOLE                12760    0     0



















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